Guarantees and commitments (Details 5) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Lease commitments
In one year	SFr 564
In two years	547
In three years	518
In four years	483
In five years	458
Thereafter	3,461
Future operating lease commitments	6,031
Less minimum non-cancellable sublease rentals	202
Total net future minimum lease commitments	5,829
Rental expense for operating leases
Minimum rental expense	558	SFr 572	SFr 642
Sublease rental income	(92)	(81)	(85)
Total net expenses for operating leases	466	491	557
Bank
Lease commitments
In one year	563
In two years	546
In three years	517
In four years	483
In five years	458
Thereafter	3,460
Future operating lease commitments	6,027
Less minimum non-cancellable sublease rentals	200
Total net future minimum lease commitments	5,827
Rental expense for operating leases
Minimum rental expense	558	572	642
Sublease rental income	(92)	(81)	(85)
Total net expenses for operating leases	SFr 466	SFr 491	SFr 557